Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents.
Summary of cash and cash equivalents

	2018	2017	2016
	$m	$m	$m
Cash at bank and in hand	893	784	782
Short-term deposits	3,938	2,540	4,236
Cash and cash equivalents	4,831	3,324	5,018
Unsecured bank overdrafts	(160)	(152)	(94)
Cash and cash equivalents in the cash flow statement	4,671	3,172	4,924

Summary of non-cash and other movements within operating activities

	2018	2017	2016
	$m	$m	$m
Gains on disposal of short-term investments	–	(161)	–
Net gains/(losses) on disposal of non-current assets	8	(24)	(29)
Changes in fair value of put option (Acerta Pharma)	(113)	(209)	(41)
Share-based payments charge for period	219	220	241
Settlement of share plan awards	(212)	(254)	(281)
Pension contributions	(174)	(157)	(192)
Pension charges recorded in operating profit	128	74	74
Foreign exchange and other	(146)	(13)	(264)
Total operating activities non-cash and other movements	(290)	(524)	(492)